SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 9 SEGMENT INFORMATION

The Company operates and manages its business as one reportable operating segment. The Company’s CODM, the Chief Executive Officer, reviews internal financial information presented and decides how to allocate resources based on net income (loss). Net income (loss) is used for evaluating financial performance.

Significant segment expenses include salaries and payroll, legal fees, stock based compensation, audit costs, contract services, rent, and other administrative expenses. The measurement of segment assets is reported on the consolidated balance sheets as total assets. The following table presents the significant segment expenses and other segment items regularly reviewed by our CODM.

	For the Three Months Ended June 30, 2025	For the Three Months Ended June 30, 2024	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024

Revenues	$-	$-	$-	$-
Cost of Goods Sold	-	-	-	-
Gross Profit	-	-	-	-

Operating Expenses
Salaries and Payroll Expenses	182,000	65,500	360,000	114,000
Legal Fees	10,483	101,713	13,749	203,961
Stock-based compensation	289,000	493,780	602,000	588,080
Investors Relations	5,227	24,268	125,378	24,686
Audit Costs	131,250	9,750	169,250	27,500
Contract Services	143,615	83,171	293,120	83,171
Rent	4,824	4,473	9,789	9,143
Other operating expenses	49,670	40,245	99,820	86,194
Total Operating Expenses	816,069	822,900	1,673,106	1,136,735
Loss (Income) from Operations	(816,069)	(822,900)	(1,673,106)	(1,136,735)
Interest Income and Other (Expenses), net	(5,340)	-	(5,947)	328
Net loss before Income Tax	$(821,409)	$(822,900)	$(1,679,053)	$(1,136,407)

NOTE 11 SEGMENT INFORMATION

The Company operates and manages its business as one reportable operating segment. The Company’s CODM, the Chief Executive Officer, reviews internal financial information presented and decides how to allocate resources based on net income (loss). Net income (loss) is used for evaluating financial performance.

Significant segment expenses include salaries and payroll, legal fees, stock based compensation, audit costs, contract services, rent, and other administrative expenses. The measurement of segment assets is reported on the consolidated balance sheets as total assets. The following table presents the significant segment expenses and other segment items regularly reviewed by our CODM.

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Revenues	$-	$-
Cost of Goods Sold	-	-
Gross Profit	-	-

Operating Expenses
Salaries and Payroll Expenses	459,580	152,700
Legal Fees	278,248	193,945
Stock-based compensation	1,246,182	378,559
Audit Costs	48,730	42,500
Contract Services	401,166	-
Rent	19,261	17,186
Other operating expenses	305,564	142,836
Total Operating Expenses	2,758,731	927,726
Loss (Income) from Operations	(2,758,731)	(927,726)
Interest Income and Other (Expenses), net	1,044	7,308
Net loss before Income Tax	$(2,757,687)	$(920,418)